FT Vest U.S. Equity Quarterly Max Buffer ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Quarterly Max Buffer ETF | FT Vest U.S. Equity Quarterly Max Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	8.46%